Consolidated statements of comprehensive income (Parenthetical) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges	$ 29,000,000	$ (15,000,000)	$ (26,000,000)	$ (39,000,000)
Income tax relating to actuarial gains (losses) of defined benefit plans	(95,000,000)	(154,000,000)	(330,000,000)	(574,000,000)
Income tax relating to publicly-traded and privately-held investments	(14,000,000)	0	(14,000,000)	0
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ (7,000,000)	$ 3,000,000	$ (4,000,000)	$ 5,000,000